Deerfield Warrants - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended
	Aug. 15, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disclosure of detailed information about borrowings [line items]
Warrant Obligation, Fair Value	$ 4,000
Facility Agreement with Deerfield Partners, L.P.
Disclosure of detailed information about borrowings [line items]
Deerfield warrant obligation, change in fair value income		$ 9,418	$ 0	$ 9,418	$ 0
Warrant Obligation, Fair Value	$ 12,297	$ 2,879		$ 2,879
Warrants, Tranche One
Disclosure of detailed information about borrowings [line items]
Convertible Notes, Shares Converted	4,412,840
Warrants, Tranche One, Price One
Disclosure of detailed information about borrowings [line items]
Convertible Notes, Shares Converted	2,631,578
Warrants, Shares Converted, Exercise Price	$ 24.70
Warrants, Tranche One, Price Two
Disclosure of detailed information about borrowings [line items]
Convertible Notes, Shares Converted	1,781,262
Warrants, Shares Converted, Exercise Price	$ 28.07